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                                     THE DIRECTOR M
                                   DIRECTOR M PLATINUM
                                 AMSOUTH VARIABLE ANNUITY M
                                  THE DIRECTOR M SELECT
                                 THE HUNTINGTON DIRECTOR M
                                  FIFTH THIRD DIRECTOR M
                                 FIRST HORIZON DIRECTOR M
                                  WELLS FARGO DIRECTOR M
                                    CLASSIC DIRECTOR M
                                     DIRECTOR M ULTRA

                                  SEPARATE ACCOUNT THREE
                              HARTFORD LIFE INSURANCE COMPANY

                                    FILE NO. 333-119414

   SUPPLEMENT DATED DECEMBER 12, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

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                SUPPLEMENT DATED DECEMBER 12, 2005 TO YOUR PROSPECTUS

The following is added to the disclosure in Section 7 ("State Variations") of your prospectus:

    o NEW YORK AND WASHINGTON - If you elect The Hartford's Lifetime Income Builder, the Fixed Accumulation Feature is not available.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5337